Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—51.8%
	U.S. Treasury Bonds—14.1%
$2,200,000	2.500%, 2/15/2046	$ 1,525,219
6,700,000	2.750%, 8/15/2042	5,062,687
2,200,000	2.875%, 11/15/2046	1,631,094
3,000,000	3.375%, 8/15/2042	2,495,156
700,000	3.375%, 5/15/2044	575,203
9,000,000	3.375%, 11/15/2048	7,271,719
3,500,000	3.625%, 2/15/2053	2,985,391
2,600,000	3.625%, 5/15/2053	2,220,562
1,500,000	3.875%, 5/15/2043	1,336,875
1,000,000	4.000%, 11/15/2052	914,063
2,000,000	4.125%, 8/15/2053	1,870,313
	TOTAL	27,888,282
	U.S. Treasury Notes—37.7%
4,000,000	0.500%, 3/31/2025	3,768,408
4,000,000	0.500%, 8/31/2027	3,467,401
5,000,000	0.625%, 12/31/2027	4,306,583
1,500,000	0.750%, 5/31/2026	1,366,871
4,000,000	1.125%, 10/31/2026	3,638,750
3,500,000	1.250%, 9/30/2028	3,032,148
3,500,000	2.250%, 3/31/2026	3,320,466
7,500,000	2.375%, 5/15/2027	7,012,980
1,000,000	2.375%, 3/31/2029	906,826
3,750,000	2.750%, 7/31/2027	3,541,992
6,750,000	2.750%, 5/31/2029	6,223,864
3,000,000	3.500%, 1/31/2028	2,902,472
2,000,000	3.500%, 1/31/2030	1,906,823
2,000,000	3.500%, 4/30/2030	1,903,738
1,500,000	3.625%, 3/31/2030	1,438,373
500,000	3.875%, 8/15/2033	481,094
4,000,000	4.000%, 12/15/2025	3,946,193
2,000,000	4.000%, 6/30/2028	1,973,094
3,000,000	4.375%, 8/15/2026	2,989,342
5,000,000	4.625%, 6/30/2025	4,981,007
3,000,000	4.625%, 9/30/2030	3,045,936
8,800,000	4.750%, 7/31/2025	8,785,485
	TOTAL	74,939,846
	TOTAL U.S. TREASURIES (IDENTIFIED COST $105,922,172)	102,828,128
	MORTGAGE-BACKED SECURITIES—43.5%
	Federal Home Loan Mortgage Corporation—10.5%
1,222,814	2.500%, 1/1/2052	1,004,675
4,051,609	3.000%, 3/1/2052	3,421,814
561,973	3.500%, 1/1/2047	504,217
5,560,142	3.500%, 2/1/2052	4,913,124
495,699	4.000%, 5/1/2052	451,671

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 956,780		4.000%, 9/1/2052	$ 870,452
3,747,959		4.000%, 11/1/2052	3,430,871
3,632,693		5.000%, 10/1/2052	3,504,446
2,722,754		5.500%, 9/1/2052	2,697,769
		TOTAL	20,799,039
		Federal National Mortgage Association—23.9%
4,551,880		2.000%, 2/1/2052	3,576,213
1,622,565		2.000%, 3/1/2052	1,272,750
2,099,207		2.000%, 3/1/2052	1,634,495
1,716,658		2.500%, 1/1/2052	1,400,229
2,292,188		2.500%, 2/1/2052	1,894,742
2,326,322		2.500%, 3/1/2052	1,888,083
4,509,252		2.500%, 4/1/2052	3,692,158
2,771,067		3.000%, 7/1/2046	2,379,292
5,042,956		3.000%, 5/1/2051	4,262,215
5,183,660		3.000%, 2/1/2052	4,397,334
2,155,899		3.000%, 6/1/2052	1,840,317
646,014		3.500%, 1/1/2048	575,583
6,155,050		3.500%, 12/1/2051	5,404,182
1,457,057		4.000%, 4/1/2053	1,323,769
2,809,177		4.500%, 2/1/2053	2,634,295
20,059		5.000%, 1/1/2035	19,930
5,997		5.500%, 6/1/2025	5,955
3,441,039		5.500%, 11/1/2052	3,393,977
9,053		6.000%, 4/1/2026	9,029
28,857		6.000%, 7/1/2034	29,619
2,737,924		6.000%, 12/1/2052	2,750,963
3,000,001		6.500%, 11/1/2053	3,049,353
		TOTAL	47,434,483
		Government National Mortgage Association—9.1%
3,487,705		5.000%, 9/20/2053	3,389,994
5,977,910		5.500%, 9/20/2053	5,939,518
10,509		6.000%, 1/20/2029	10,614
5,438		6.000%, 3/15/2032	5,479
8,780,838		6.000%, 10/20/2053	8,847,617
11,945		6.500%, 10/15/2031	12,225
68		7.500%, 10/15/2026	68
4,422		7.500%, 10/15/2027	4,503
		TOTAL	18,210,018
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $88,205,839)	86,443,540
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
	[1]	Federal Home Loan Mortgage Corporation—0.1%
18,311		REMIC, Series 2411, Class FJ, 5.788% (30-DAY AVERAGE SOFR +0.464%), 12/15/2029	18,111
55,462		REMIC, Series 2458, Class FB, 6.438% (30-DAY AVERAGE SOFR +1.114%), 1/15/2032	55,552
10,224		REMIC, Series 2534, Class FI, 6.338% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	10,212
270,993		REMIC, Series 3322, Class FB, 5.828% (30-DAY AVERAGE SOFR +0.504%), 5/15/2037	263,833
		TOTAL	347,708
	[1]	Federal National Mortgage Association—1.2%
51,097		REMIC, Series 370, Class F21, 5.742% (30-DAY AVERAGE SOFR +0.414%), 6/25/2036	49,899

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 6,690		REMIC, Series 1999-51, Class F, 5.939% (30-DAY AVERAGE SOFR +0.614%), 9/17/2029	$ 6,683
76,307		REMIC, Series 2006-58, Class FP, 5.742% (30-DAY AVERAGE SOFR +0.414%), 7/25/2036	74,597
136,698		REMIC, Series 2006-85, Class PF, 5.822% (30-DAY AVERAGE SOFR +0.494%), 9/25/2036	134,189
116,114		REMIC, Series 2007-46, Class FA, 5.812% (30-DAY AVERAGE SOFR +0.484%), 5/25/2037	112,991
2,127,355		REMIC, Series 2017-96, Class FA, 5.842% (30-DAY AVERAGE SOFR +0.000%), 12/25/2057	2,005,032
		TOTAL	2,383,391
		Government National Mortgage Association—0.8%
746,387		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	690,322
1,070,619		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	862,562
		TOTAL	1,552,884
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,557,099)	4,283,983
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.4%
		Agency Commercial Mortgage-Backed Securities—1.4%
1,076,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	982,394
2,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	1,814,017
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,806,490)	2,796,411
	[1]	ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
13,093		5.965%, 7/1/2035 (IDENTIFIED COST $12,967)	13,229
		INVESTMENT COMPANY—2.2%
4,361,913		Federated Hermes Government Obligations Fund, Premier Shares, 5.28%[2] (IDENTIFIED COST $4,361,913)	4,361,913
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $205,866,480)	200,727,204
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(2,052,758)
		TOTAL NET ASSETS—100%	$198,674,446
At November 30, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	26	$5,315,984	March 2024	$20,660
United States Treasury Notes 5-Year Long Futures	83	$8,868,680	March 2024	$46,501
United States Treasury Notes 10-Year Long Futures	39	$4,282,078	March 2024	$23,963
Short Futures:
United States Treasury Long Bond Short Futures	31	$3,609,562	March 2024	$(23,548)
United States Treasury Notes 10-Year Ultra Short Futures	21	$2,383,828	March 2024	$(17,102)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$50,474
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,273,147 and $4,595,772, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2023	$1,732,169
Purchases at Cost	$95,189,885
Proceeds from Sales	$(92,560,141)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 11/30/2023	$4,361,913
Shares Held as of 11/30/2023	4,361,913
Dividend Income	$197,381

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$102,828,128	$—	$102,828,128
Mortgage-Backed Securities	—	86,443,540	—	86,443,540
Collateralized Mortgage Obligations	—	4,283,983	—	4,283,983
Commercial Mortgage-Backed Securities	—	2,796,411	—	2,796,411
Adjustable Rate Mortgage	—	13,229	—	13,229
Investment Company	4,361,913	—	—	4,361,913
TOTAL SECURITIES	$4,361,913	$196,365,291	$—	$200,727,204
Other Financial Instruments:[1]
Assets	$91,124	$—	$—	$91,124
Liabilities	(40,650)	—	—	(40,650)
TOTAL OTHER FINANCIAL INSTRUMENTS	$50,474	$—	$—	$50,474

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate